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Kensington Managed Income Fund
FUND SUMMARY: Kensington Managed Income Fund
Investment Objective:
The Kensington Managed Income Fund (the "Fund") seeks income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Kensington Managed Income Fund		Class A Shares	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	[1]	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none	none
[1]	The Fund's distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge ("CDSC") payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kensington Managed Income Fund		Class A Shares	Institutional Class Shares	Class C Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	0.92%	0.95%	0.78%
Acquired Fund Fees and Expenses	[2]	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses		3.13%	2.91%	3.74%
Fee Waivers	[3]	(0.37%)	(0.65%)	none
Total Annual Fund Operating Expenses After Fee Waivers		2.76%	2.26%	3.74%
[1]	For Class A shares, other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees.
[2]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[3]	Pursuant to an operating expense limitation agreement between the Fund and Advisers Preferred, LLC (the "Adviser") and Kensington Analytics, LLC (the "Sub-Adviser"), the Adviser and Sub-Adviser have agreed to waive fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 2.05% and 1.55% of the average net assets, for Class A and Institutional Class shares, respectively, through November 2, 2021. The Adviser and Sub-Adviser are permitted to receive reimbursement from the Fund for fees waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Kensington Managed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	741	1,362	2,006	3,726
Institutional Class Shares	229	840	1,476	3,187
Class C Shares	376	1,143	1,930	3,984

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended December 31, 2019, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies:

The Adviser delegates execution of the Fund's investment strategy to Kensington Analytics LLC (the "Sub-Adviser"). The Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in mutual funds that invest in income-producing securities. The Fund defines income-producing securities as interest-paying: bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness. The Fund invests without restriction as to issuer credit quality, country (including emerging markets), capitalization, or security maturity or currency. Typically, the Fund invests the majority of its assets in high-yield securities, which are debt instruments rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality. High-yield securities are also known as "junk bonds." The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.

The Sub-Adviser does not select individual securities as a principal strategy, but rather employs a fund-of-funds approach that achieves exposure to income-producing securities through mutual funds. The Sub-Adviser selects mutual funds based on performance, relative fees, management experience and underlying portfolio composition and strategy. Mutual funds may employ leverage. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

The Sub-Adviser's strategy is principally driven by a proprietary "Managed Income Model" that evaluates the changes of the following daily inputs:

• NAVs of U.S. High-Yield Bond Funds

• Prices of Long-Term US Treasury Bonds

• Level of the NASDAQ Composite Index

• Level of the Value Line Geometric Composite Index

• The Daily Number of NYSE Companies with Advancing versus Declining Stock Prices

Outputs from the Managed Income Model are evaluated at the end of each trading day and generate a buy or sell signal that identifies the overall directional bias of the Fund's portfolio. Using the Managed Income Model signals, the Sub-Adviser will tactically shift the Fund's mutual funds holdings and asset allocations accordingly. The NASDAQ Composite Index is a market capitalization-weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange. The Value Line Geometric Composite Index is composed of the returns of the companies included in the Value Line Investment Survey® with returns calculated geometrically over time rather than by using a simple average. The survey is generally representative of equity securities traded on US stock exchanges. It identifies approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the US stock exchanges. Generally, when the Sub-Adviser believes high-yield market conditions are favorable, the Fund invests in longer maturity and lower quality high-yield securities. When the Sub-Adviser believes high-yield market conditions are less favorable, the Fund invests in shorter maturity and better quality high-yield securities and money market instruments. The Sub-Adviser may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's Net Asset Value and performance. The following risks apply to the Fund directly and indirectly through the Fund's investment in mutual funds.

• Junk Bond Risk: Lower-quality fixed income securities, known as "high-yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

• Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer's financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid. Emerging market countries are generally considered as those with per-capita income well below those in the US.

• Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

• Loans Risk: The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.

• Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

• Management Risk: The Sub-Adviser's reliance on its Managed Income Model, its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

• Mutual Fund Risk: Investments in mutual funds involve duplication of investment advisory fees and certain other expenses. Each mutual fund is subject to specific risks, depending on the nature of its investment strategy. The manager of a mutual fund may not be successful in implementing its strategy.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in mutual funds that are non-diversified. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's portfolio turnover rate is expected to be above 100% annually.

Is the Fund Right for You?

The Fund is intended for investors who want income and can tolerate net asset value ("NAV") fluctuations associated with the high-yield market.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily NAV per share will be available at no cost by calling toll-free 1-855-375-3060.